Intangible Assets - Summary of Changes in Intangible Assets and Goodwill (Detail) - BRL (R$) R$ in Thousands	7 Months Ended	12 Months Ended
	Aug. 07, 2023	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Changes in Intangible Assets and Goodwill [Line Items]
Beginning balance	R$ 0	R$ 0
Acquisition		3,177,121
Additions		310,507
Amortization		(72,229)
Transfers and other		14,526
Ending balance		3,429,925	R$ 0
Boa Vista Servicos S A [member]
Disclosure of Changes in Intangible Assets and Goodwill [Line Items]
Beginning balance	813,219	813,219
Ending balance	844,635		813,219
Boa Vista Servicos S A [member] | Cost [member]
Disclosure of Changes in Intangible Assets and Goodwill [Line Items]
Beginning balance	1,676,245	1,676,245	1,590,305
Additions	143,448		260,179
Transfers to assets held for sale			(165,104)
Disposals			(9,135)
Transfers and other	0		0
Ending balance	1,819,693		1,676,245
Boa Vista Servicos S A [member] | Amortization and impairment loss [member]
Disclosure of Changes in Intangible Assets and Goodwill [Line Items]
Beginning balance	(863,026)	(863,026)	(689,379)
Transfers to assets held for sale			11,903
Disposals			7,677
Amortization	(112,032)		(193,227)
Ending balance	(975,058)		(863,026)
Database [member]
Disclosure of Changes in Intangible Assets and Goodwill [Line Items]
Beginning balance	0	0
Acquisition		314,774
Additions		46,638
Amortization		(23,995)
Transfers and other		0
Ending balance		337,417	0
Database [member] | Boa Vista Servicos S A [member]
Disclosure of Changes in Intangible Assets and Goodwill [Line Items]
Beginning balance	313,173	313,173
Ending balance	313,305		313,173
Database [member] | Boa Vista Servicos S A [member] | Cost [member]
Disclosure of Changes in Intangible Assets and Goodwill [Line Items]
Beginning balance	1,006,519	1,006,519	884,375
Additions	72,967		122,144
Transfers to assets held for sale			0
Disposals			0
Transfers and other	0		0
Ending balance	1,079,486		1,006,519
Database [member] | Boa Vista Servicos S A [member] | Amortization and impairment loss [member]
Disclosure of Changes in Intangible Assets and Goodwill [Line Items]
Beginning balance	(693,346)	(693,346)	(563,927)
Transfers to assets held for sale			0
Disposals			0
Amortization	(72,835)		(129,419)
Ending balance	(766,181)		(693,346)
Trademarks,rights and others [member] | Boa Vista Servicos S A [member]
Disclosure of Changes in Intangible Assets and Goodwill [Line Items]
Beginning balance	0	0
Ending balance	0		0
Trademarks,rights and others [member] | Boa Vista Servicos S A [member] | Cost [member]
Disclosure of Changes in Intangible Assets and Goodwill [Line Items]
Beginning balance	0	0	32,228
Additions	0		0
Transfers to assets held for sale			(32,228)
Disposals			0
Transfers and other	0		0
Ending balance	0		0
Trademarks,rights and others [member] | Boa Vista Servicos S A [member] | Amortization and impairment loss [member]
Disclosure of Changes in Intangible Assets and Goodwill [Line Items]
Beginning balance	0	0	(1,976)
Transfers to assets held for sale			1,976
Amortization	0		0
Ending balance	0		0
Trademarks [member]
Disclosure of Changes in Intangible Assets and Goodwill [Line Items]
Beginning balance	0	0
Acquisition		23,508
Additions		0
Amortization		(4,053)
Transfers and other		0
Ending balance		19,455	0
Software [member]
Disclosure of Changes in Intangible Assets and Goodwill [Line Items]
Beginning balance	0	0
Acquisition		0
Additions		22,935
Amortization		(1,561)
Transfers and other		0
Ending balance		21,374	0
Software [member] | Boa Vista Servicos S A [member]
Disclosure of Changes in Intangible Assets and Goodwill [Line Items]
Beginning balance	110,386	110,386
Ending balance	123,900		110,386
Software [member] | Boa Vista Servicos S A [member] | Cost [member]
Disclosure of Changes in Intangible Assets and Goodwill [Line Items]
Beginning balance	219,723	219,723	276,740
Additions	27,157		50,659
Transfers to assets held for sale			(99,395)
Disposals			(8,848)
Transfers and other	5,997		567
Ending balance	252,877		219,723
Software [member] | Boa Vista Servicos S A [member] | Amortization and impairment loss [member]
Disclosure of Changes in Intangible Assets and Goodwill [Line Items]
Beginning balance	(109,337)	(109,337)	(74,951)
Transfers to assets held for sale			55
Disposals			7,677
Amortization	(19,640)		(42,118)
Ending balance	(128,977)		(109,337)
Goodwill on business combinations [member] | Boa Vista Servicos S A [member]
Disclosure of Changes in Intangible Assets and Goodwill [Line Items]
Beginning balance	266,049	266,049
Ending balance	266,049		266,049
Goodwill on business combinations [member] | Boa Vista Servicos S A [member] | Cost [member]
Disclosure of Changes in Intangible Assets and Goodwill [Line Items]
Beginning balance	266,049	266,049	273,885
Additions	0		0
Transfers to assets held for sale			(7,836)
Disposals			0
Transfers and other	0		0
Ending balance	266,049		266,049
Goodwill on business combinations [member] | Boa Vista Servicos S A [member] | Amortization and impairment loss [member]
Disclosure of Changes in Intangible Assets and Goodwill [Line Items]
Beginning balance	0	0	(7,836)
Transfers to assets held for sale			7,836
Disposals			0
Amortization	0		0
Ending balance	0		0
Relationship with customers and non- compete agreements identified in business combination [member] | Boa Vista Servicos S A [member]
Disclosure of Changes in Intangible Assets and Goodwill [Line Items]
Beginning balance	899	899
Ending balance	823		899
Relationship with customers and non- compete agreements identified in business combination [member] | Boa Vista Servicos S A [member] | Cost [member]
Disclosure of Changes in Intangible Assets and Goodwill [Line Items]
Beginning balance	28,383	28,383	28,383
Additions	0		0
Transfers to assets held for sale			0
Disposals			0
Transfers and other	0		0
Ending balance	28,383		28,383
Relationship with customers and non- compete agreements identified in business combination [member] | Boa Vista Servicos S A [member] | Amortization and impairment loss [member]
Disclosure of Changes in Intangible Assets and Goodwill [Line Items]
Beginning balance	(27,484)	(27,484)	(27,312)
Transfers to assets held for sale			0
Disposals			0
Amortization	(76)		(172)
Ending balance	(27,560)		(27,484)
Goodwill [member]
Disclosure of Changes in Intangible Assets and Goodwill [Line Items]
Beginning balance	0	0
Acquisition		1,994,493
Additions		0
Amortization		0
Transfers and other		14,526
Ending balance		2,009,019	0
Customer portfolio [member]
Disclosure of Changes in Intangible Assets and Goodwill [Line Items]
Beginning balance	0	0
Acquisition		844,346
Additions		0
Amortization		(35,181)
Transfers and other		0
Ending balance		809,165	0
Non-compete agreement [member]
Disclosure of Changes in Intangible Assets and Goodwill [Line Items]
Beginning balance	0	0
Acquisition		0
Additions		216,141
Amortization		(5,695)
Transfers and other		0
Ending balance		210,446	0
Internally Developed Products [member]
Disclosure of Changes in Intangible Assets and Goodwill [Line Items]
Beginning balance	0	0
Acquisition		0
Additions		19,380
Amortization		(1,744)
Transfers and other		129
Ending balance		17,765	0
Internally Developed Products [member] | Boa Vista Servicos S A [member]
Disclosure of Changes in Intangible Assets and Goodwill [Line Items]
Beginning balance	115,350	115,350
Ending balance	128,796		115,350
Internally Developed Products [member] | Boa Vista Servicos S A [member] | Cost [member]
Disclosure of Changes in Intangible Assets and Goodwill [Line Items]
Beginning balance	148,209	148,209	73,738
Additions	37,807		64,080
Transfers to assets held for sale			(16,199)
Disposals			0
Transfers and other	(4,880)		26,590
Ending balance	181,136		148,209
Internally Developed Products [member] | Boa Vista Servicos S A [member] | Amortization and impairment loss [member]
Disclosure of Changes in Intangible Assets and Goodwill [Line Items]
Beginning balance	(32,859)	(32,859)	(13,377)
Transfers to assets held for sale			2,036
Disposals			0
Amortization	(19,481)		(21,518)
Ending balance	(52,340)		(32,859)
Intangible assets under development [member]
Disclosure of Changes in Intangible Assets and Goodwill [Line Items]
Beginning balance	0	0
Acquisition		0
Additions		5,413
Amortization		0
Transfers and other		(129)
Ending balance		5,284	0
Intangible assets under development [member] | Boa Vista Servicos S A [member]
Disclosure of Changes in Intangible Assets and Goodwill [Line Items]
Beginning balance	7,362	7,362
Ending balance	11,762		7,362
Intangible assets under development [member] | Boa Vista Servicos S A [member] | Cost [member]
Disclosure of Changes in Intangible Assets and Goodwill [Line Items]
Beginning balance	7,362	7,362	20,956
Additions	5,517		23,296
Transfers to assets held for sale			(9,446)
Disposals			(287)
Transfers and other	(1,117)		(27,157)
Ending balance	11,762		7,362
Intangible assets under development [member] | Boa Vista Servicos S A [member] | Amortization and impairment loss [member]
Disclosure of Changes in Intangible Assets and Goodwill [Line Items]
Beginning balance	0	R$ 0	0
Transfers to assets held for sale			0
Disposals			0
Amortization	0		0
Ending balance	R$ 0		R$ 0